Non-Recurring Charges, Net - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Mar. 31, 2011 Q1 Restructuring Plan	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Clinical Research	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Central Laboratory	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Office Consolidations	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs			$ 1,000,000			$ 900,000
Workforce reductions			4,000,000			3,900,000
Restructuring charges	9,817,000	13,301,000	5,000,000	3,500,000	1,500,000	4,800,000	13,400,000	12,900,000	500,000	8,500,000	4,900,000
Research and development incentives		$ 4,493,000